Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 6,749,989	$ 8,574,213
UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	4,017,708	4,814,604
USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	1,263,714	1,649,238
CHF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	466,738	499,485
CLP [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	639,489	1,242,633
AUD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	125,781	124,748
JPY [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	68,093	77,797
EUR [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 168,466	$ 165,708